COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details)	1 Months Ended		12 Months Ended	21 Months Ended
	Jan. 31, 2023 USD ($)	Jul. 18, 2022 USD ($)	Dec. 31, 2022 USD ($)	Oct. 31, 2020 USD ($) Former_Employees
Vesting period			4 years
Indemnification agreement limit as a percentage of shareholders' equity			25.00%
Amount of net equity of indemnification			$ 3,000,000
Number of former employees filing lawsuits | Former_Employees				2
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering			121,000	$ 345,000
Penalty amount		$ 100,000
Subsequent Event [Member]
Penalty amount	$ 600,000
Other Employees [Member]
Financial compensation sought for past damages plus additional amounts for future lost income and pain and suffering			$ 1,700,000